INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Beginning balance	$ 407,539	$ 0
Additions	198,298	407,539
Ending balance	$ 605,837	$ 407,539